UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 12, 2005
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$209,627	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x
$1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$4,922
207,150
Sole
None
207,150
ALLSTATE CORP COM
020002101
$228
3,817
Sole
None
3,817
ALLTEL CORP COM
020039103
$3,140
50,414
Sole
None
50,414
ALTRIA GROUP INC COM
02209s103
$479
7,410
Sole
None
7,410
AMERICAN EXPRESS CO COM
025816109
$1,520
28,560
Sole
None
28,560
AMERICAN INTL GROUP INC COM
026874107
$3,100
53,364
Sole
None
53,364
AQUANTIVE INC COM
03839g105
$310
17,475
Sole
None
17,475
BAKER HUGHES INC COM
057224107
$1,668
32,600
Sole
None
32,600
BANK OF AMERICA CORP COM
060505104
$543
11,910
Sole
None
11,910
BEAZER HOMES USA INC COM
07556Q105
$4,193
73,374
Sole
None
73,374
BIG LOTS INC COM
089302103
$3,113
235,150
Sole
None
235,150
BJS WHOLESALE CLUB INC COM
05548J106
$2,828
87,050
Sole
None
87,050
BP PLC SPONSORED ADR
055622104
$983
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$3,815
93,700
Sole
None
93,700
BRINKER INTL INC COM
109641100
$4,213
105,195
Sole
None
105,195
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,975
79,055
Sole
None
79,055
CAMDEN PPTY TR SH BEN INT
133131102
$2,702
50,271
Sole
None
50,271
CENDANT CORPORATION COM
151313103
$4,336
193,853
Sole
None
193,853
CENTEX CORP COM
152312104
$2,431
34,400
Sole
None
34,400
CHEVRON CORP NEW COM
166764100
$1,114
19,930
Sole
None
19,930
CISCO SYS INC COM
17275R102
$2,491
130,574
Sole
None
130,574
CITIGROUP INC COM
172967101
$1,707
36,926
Sole
None
36,926
COMCAST CORP COM CL A
20030N101
$3,281
106,991
Sole
None
106,991
DUKE REALTY INVT INC COM NEW
264411505
$1,680
53,050
Sole
None
53,050
E MED FUTURE INC COM
26875d108
$10
136,000
Sole
None
136,000
EASTMAN KODAK CO COM
277461109
$1,850
68,885
Sole
None
68,885
EOG RES INC COM
26875P101
$5,441
95,800
Sole
None
95,800
ESTEE LAUDER COS INC COM
518439104
$2,895
73,990
Sole
None
73,990
EXXON CORP COM
30231G102
$1,357
23,605
Sole
None
23,605
FIRSTMERIT CORP COM
337915102
$2,636
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$3,286
46,280
Sole
None
46,280
FRANKLIN RES INC COM
354613101
$4,249
55,200
Sole
None
55,200
FREESCALE SEMICONDUCTR CL B
35687m206
$1,497
70,667
Sole
None
70,667
GATX CORP COM
361448103
$3,314
96,050
Sole
None
96,050
GENCORP INC COM
368682100
$3,711
192,669
Sole
None
192,669
GENERAL ELEC CO COM
369604103
$3,948
113,951
Sole
None
113,951
GEORGIA PAC CORP COM
373298108
$293
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$3,544
74,110
Sole
None
74,110
HEWLETT PACKARD CO COM
428236103
$3,231
137,433
Sole
None
137,433
HILFIGER TOMMY CORP ORD
G8915Z102
$1,997
145,150
Sole
None
145,150
HORACE MANN EDUCTR CP COM
440327104
$1,089
57,850
Sole
None
57,850
INTEL CORP COM
458140100
$3,526
135,511
Sole
None
135,511
INTERNATIONAL BUS MACH COM
459200101
$337
4,548
Sole
None
4,548
ITT INDS INC IND COM
450911102
$2,031
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$1,069
30,267
Sole
None
30,267
KENNAMETAL INC COM
489170100
$3,049
66,500
Sole
None
66,500
KIMBERLY CLARK CORP COM
494368103
$317
5,064
Sole
None
5,064
LEHMAN BROS HLDGS INC COM
524908100
$4,419
44,510
Sole
None
44,510
LOEWS CORP COM
540424108
$1,705
21,994
Sole
None
21,994
LUBRIZOL CORP COM
549271104
$1,519
36,150
Sole
None
36,150
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$508
15,500
Sole
None
15,500
MERCK & CO INC COM
589331107
$2,797
90,824
Sole
None
90,824
MICROSOFT CORP COM
594918104
$312
12,578
Sole
None
12,578
MILLS CORP COM
601148109
$2,701
44,425
Sole
None
44,425
MORGAN STANLEY DEAN WITTER & CO
NEW
617446448
$380
7,246
Sole
None
7,246
MOTOROLA
620076109
$3,098
169,640
Sole
None
169,640
NATIONAL SEMICONDUCTOR COM
637640103
$3,173
144,025
Sole
None
144,025
NEWFIELD EXPL CO COM
651290108
$2,600
65,176
Sole
None
65,176
NORDSON CORP COM
655663102
$3,350
97,715
Sole
None
97,715
NORDSTROM INC COM
655664100
$6,761
99,470
Sole
None
99,470
NORTHROP GRUMMAN CORP COM
666807102
$2,782
50,346
Sole
None
50,346
OHIO SVGS FINL CORP COM
677502106
$590
82
Sole
None
82
OMNICARE INC COM
681904108
$509
12,000
Sole
None
12,000
ORACLE CORP COM
68389X105
$2,654
201,080
Sole
None
201,080
OWENS & MINOR INC NEW COM
690732102
$3,141
97,104
Sole
None
97,104
PFIZER INC COM
717081103
$1,217
44,135
Sole
None
44,135
PROCTER & GAMBLE CO COM
742718109
$339
6,428
Sole
None
6,428
PROGRESSIVE CORP OHIO COM
743315103
$7,272
73,599
Sole
None
73,599
SCHLUMBERGER LTD COM
806857108
$3,764
49,560
Sole
None
49,560
SCHWAB CHARLES CORP NEW COM
808513105
$2,279
202,025
Sole
None
202,025
SCUDDER ADVISOR FDS INTL EQUTY INV
81111r809
$236
10,342
Sole
None
10,342
SCUDDER INTL FD INC GR EURO GRW A
811165695
$670
24,644
Sole
None
24,644
SCUDDER NEW ASIA FD COM
811183102
$1,219
76,075
Sole
None
76,075
SIMON PPTY GROUP NEW COM
828806109
$2,433
33,568
Sole
None
33,568
ST PAUL TRAVELERS INC COM
792860108
$3,361
85,018
Sole
None
85,018
STARWOOD HOTELS&RESORT PAIRED CTF
85590A203
$4,260
72,738
Sole
None
72,738
STERIS CORP COM
859152100
$3,484
135,177
Sole
None
135,177
TENET HEALTHCARE CORP COM
88033G100
$2,390
195,250
Sole
None
195,250
TERADYNE INC COM
880770102
$1,293
108,050
Sole
None
108,050
TETRA TECH INC NEW COM
88162G103
$2,990
220,966
Sole
None
220,966
TIME WARNER INC COM
887317105
$3,311
198,125
Sole
None
198,125
TJX COS INC NEW COM
872540109
$648
26,600
Sole
None
26,600
TOYS R US INC COM
892335100
$2,612
98,650
Sole
None
98,650
TRANSOCEAN INC COM
G90078109
$3,913
72,504
Sole
None
72,504
UBS AG ORD
H8920M855
$294
3,781
Sole
None
3,781
WACHOVIA CORP 2ND NEW COM
929903102
$2,549
51,393
Sole
None
51,393
WALT DISNEY CO COM
254687106
$3,693
146,670
Sole
None
146,670
WEBMD CORP COM
94769M105
$224
21,850
Sole
None
21,850
WEBSENSE INC COM
947684106
$2,341
48,725
Sole
None
48,725
WILD OATS MARKETS INC COM
96808B107
$3,308
288,884
Sole
None
288,884
















$209,627